Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the year	$ (17,346)	$ (15,006)
Items not involving cash:
Depreciation	72	5
Depletion	1,756	164
Interest expense	633
Other income	(545)	(64)
Share-based compensation	3,146	2,995
Change in fair value of short-term investments	569	168
Change in fair value of derivative liabilities	(4,588)	1,511
Gain on loan modification	(316)
Impairment of royalty	3,821
Share of loss in associate	296
Dilution gain in associate	(100)
Deferred tax recovery	(129)
Unrealized foreign exchange loss	(415)	(28)
Net changes in non-cash working capital items:
Accounts receivables	(655)	(150)
Prepaids and other receivables	2,889	(1,485)
Accounts payable and accrued liabilities	(8,350)	23
Due to former parent company		(83)
Cash used in operating activities	(19,262)	(11,950)
Investing activities
Restricted cash released	1,815
Investment in royalties and other mineral interests	(19,682)	(9,390)
Investment in marketable securities	(799)
Long-term investments acquired		(1,587)
Proceeds on disposition of marketable securities	17,659
Acquisition of Ely Gold Royalties Inc., net of cash acquired		(58,247)
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.	10,393
Investment in associate	(409)
Proceeds from option agreements	1,630
Purchase of equipment	(28)	(2)
Payment of lease obligations		(3)
Interest received		64
Cash provided by / (used in) investing activities	10,579	(69,165)
Financing activities
Proceeds from common shares issued to former parent company		50
Proceeds from private placement of common shares		2,849
Proceeds from initial public offering, net of underwriters' fees and issuance costs		88,046
Net proceeds from bank loan	9,403
Interest paid	(342)
Proceeds from exercise of common share purchase warrants	856	39
Payment of lease obligations	(60)
Dividends	(4,032)
Repayment of cash advance from parent company		(38)
Cash provided by financing activities	5,825	90,946
Effect of exchange rate changes on cash	1	36
Net increase (decrease) in cash	(2,857)	9,867
Beginning of year	9,905	38
End of year	$ 7,048	$ 9,905